Income Taxes (Details 3)	3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2011 Research and development tax credit State of Minnesota USD ($)	Jun. 30, 2010 Research and development tax credit Australian subsidiary Australian	Jun. 30, 2011 Research and development tax credit Australian subsidiary Australian AUD	Dec. 31, 2010 Research and development tax credit Australian subsidiary Australian USD ($)
Tax credit carryforward
Tax credit					$ 115,000			$ 670,000
Percentage of qualified research and development expenditures						44.00%
Maximum research and development expenses for refundable credit							2,000,000
Net benefit	(730,000)	(730,000)	(115,000)	(670,000)
Increase in valuation allowance			$ 6,600,000	$ 4,500,000